STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATIONS
Net investment income	$ 2,310,969	$ 2,258,794	$ 2,493,084
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	692,575	2,098,833	1,366,521
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	(562,670)	(108,384)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,003,544	3,794,957	3,751,221
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(2,431,405)	(3,264,422)	(1,268,714)
Net contributions (withdrawals) by The Prudential Insurance Company of America	1,188,050	2,037,750	1,814,993
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(1,243,355)	(1,226,672)	546,279
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,760,189	2,568,285	4,297,500
NET ASSETS
Beginning of year	91,245,817	88,677,532	84,380,032
End of year	$ 93,006,006	$ 91,245,817	$ 88,677,532